Document and Entity Information	Jul. 02, 2024
Cover [Abstract]
Entity Registrant Name	SOUTHWEST AIRLINES CO
Amendment Flag	false
Entity Central Index Key	0000092380
Document Type	8-K
Document Period End Date	Jul. 02, 2024
Entity Incorporation State Country Code	TX
Entity File Number	1-7259
Entity Tax Identification Number	74-1563240
Entity Address, Address Line One	P. O. Box 36611
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75235-1611
City Area Code	(214)
Local Phone Number	792-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($1.00 par value)
Trading Symbol	LUV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false